PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Plan Assets) (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
Corporate bonds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	Rp 99	Rp 69
The company | Funded pension | Corporate bonds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	248	338
The company | Funded pension | Level 1
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Cash and cash equivalents	1,255	921
Equity-based mutual fund	74	193
Total	15,494	14,961
The company | Funded pension | Level 1 | Financials
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	1,004	1,265
The company | Funded pension | Level 1 | Consumer non-cyclicals
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	325	48
The company | Funded pension | Level 1 | Basic material
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	383	203
The company | Funded pension | Level 1 | Infrastructure
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	431	510
The company | Funded pension | Level 1 | Energy
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	175	146
The company | Funded pension | Level 1 | Technology
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	91	91
The company | Funded pension | Level 1 | Industrials
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	268	239
The company | Funded pension | Level 1 | Consumer cyclicals
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	60	448
The company | Funded pension | Level 1 | Properties and real estate
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	75	110
The company | Funded pension | Level 1 | Healthcare
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	141	175
The company | Funded pension | Level 1 | Transportation and logistic
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Equity instruments	7	4
The company | Funded pension | Level 1 | Government bonds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	11,191	10,608
The company | Funded pension | Level 1 | Index mutual funds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	14
The company | Funded pension | Unquoted
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Direct placement	359	377
Property	204	202
Others	495	356
Total	4,179	4,077
The company | Funded pension | Unquoted | Corporate bonds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	2,031	2,034
The company | Funded pension | Unquoted | Mutual funds
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments		66
The company | Funded pension | Unquoted | Midterm notes ("MTN")
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	105	100
The company | Funded pension | Unquoted | Asset-backed securities
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	5	7
The company | Funded pension | Unquoted | Sukuk
PENSION AND OTHER POST-EMPLOYMENT BENEFITS
Fixed income instruments	Rp 980	Rp 935